Equity - Additional information (Details)				1 Months Ended	12 Months Ended
	Oct. 13, 2020 EUR (€)	Sep. 15, 2020 EUR (€) € / shares	May 13, 2020 EUR (€) € / shares shares	Oct. 31, 2020 EUR (€) instrument	Dec. 31, 2020 EUR (€) instrument shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Oct. 13, 2049	Jan. 13, 2046	Oct. 13, 2034	Jan. 13, 2031	Oct. 13, 2029	Jan. 13, 2026
Share capital					€ 4,005,000,000	€ 4,005,000,000
Dividend per share to fully settle prior year dividend | € / shares			€ 0.43
Dividends recognised as distributions to owners per share | € / shares			0.86
Interim dividends paid per share relating to prior year | € / shares			€ 0.43
Cancellation of treasury shares, number | shares			28,590,482
Interim dividend distribution of Eni SpA					429,000,000	1,542,000,000	€ 1,513,000,000
Costs for the issue of perpetual subordinated bonds					25,000,000
Other reserves					€ 190,000,000	€ 190,000,000
Number of treasury shares | shares					33,045,197	61,635,679
Treasury shares					€ 581,000,000	€ 981,000,000
Distributable reserves					30,000,000,000
Long-Term Monetary Incentive Plan 2020 - 2022
Authorised number of treasury shares to be disposed | shares			20,000,000
Other reserves and equity instruments
Cancellation of treasury shares			€ (399,999,994.58)		(400,000,000)
Merger reserve
Other reserves					€ 127,000,000
Retained earnings
Interim dividend distribution of Eni SpA		€ 429,000,000
Interim dividends paid per share | € / shares		€ 0.12
Perpetual subordinated bonds
Number of euro-denominated perpetual subordinated hybrid bonds issued | instrument				2	2
Notional amount				€ 3,000,000,000	€ 3,000,000
Costs for the issue of perpetual subordinated bonds					25,000,000
Perpetual subordinated bond, one
Notional amount	€ 1,500,000,000
Term of the bonds	5 years 3 months
Reoffer price (as a percent)	99.403%
Annual fixed coupon (as a percent)	2.625%
Perpetual subordinated bond, one | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)													3.167%
Additional spread on variable rate (as a percent)									0.75%		0.25%
Perpetual subordinated bond, two
Notional amount	€ 1,500,000,000
Term of the bonds	9 years
Reoffer price (as a percent)	100.00%
Annual fixed coupon (as a percent)	3.375%
Perpetual subordinated bond, two | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)												3.641%
Additional spread on variable rate (as a percent)								0.75%		0.25%
ENI SpA
Share capital					€ 4,005,358,876	€ 4,005,358,876
ENI SpA | Ordinary shares
Number of shares issued | shares					3,605,594,848	3,634,185,330